Operating Segments - Schedule of Segment Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 226,095,541	$ 263,343,043
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment assets	169,314,731	147,476,907
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment assets	15,235,436	20,367,755
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Segment assets	2,049,907	2,225,693
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 39,495,467	$ 93,272,688